Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	3.87%
Annual Return 2014	1.60%
Annual Return 2015	(10.09%)
Annual Return 2016	3.25%
Annual Return 2017	47.67%
Annual Return 2018	(18.02%)
Annual Return 2019	33.65%
Annual Return 2020	32.54%
Annual Return 2021	1.38%
Annual Return 2022	(27.48%)